DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Shares held in treasury		152,592	152,592
Common stock, shares outstanding		3,716,526	3,716,526
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Business Acquisition [Line Items]
Common stock, shares outstanding		113,615,343
Warrants outstanding		16,260,084
Options outstanding		5,532,881
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | PIPE Investment
Business Acquisition [Line Items]
Number of shares issued and sold	12,500,000
Issue price per share	$ 10.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
Business Acquisition [Line Items]
Common stock, shares outstanding		1,336,779	982,511
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Merger Agreement
Business Acquisition [Line Items]
Number of new options exchanged for old options held by CarLotz' employees, officers and directors		5,532,881
Shares held in treasury		5,080,181
Contingent consideration payable to CarLotz' stock and option holders		7,500,000
Consideration in shares, number of shares issued		68,001,365
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Merger Agreement | CarLotz stockholders
Business Acquisition [Line Items]
Consideration in shares, number of shares issued		62,921,184
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Merger Agreement | CarLotz equity holders
Business Acquisition [Line Items]
Cash consideration		$ 33.0
Consideration in shares		$ 680.0
Share price		$ 10.00
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Merger Agreement | CarLotz' preferred stockholders
Business Acquisition [Line Items]
Cash consideration		$ 37.0
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Merger Agreement | Class A common stock
Business Acquisition [Line Items]
Number of shares of Acamar Partners redeemed		2,493